Financial assets at fair value through profit or loss - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 6,902	€ 6,439
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Fair value	6,991
Financial assets at fair value through profit or loss | Level 1
Financial assets at fair value through profit or loss
Fair value	6,297
Financial assets at fair value through profit or loss | Level 2
Financial assets at fair value through profit or loss
Fair value	605
Financial assets held for trading
Financial assets at fair value through profit or loss
Fair value	6,902
Financial assets held for trading | Quoted bonds issued by sovereign states
Financial assets at fair value through profit or loss
Fair value	734
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate
Financial assets at fair value through profit or loss
Fair value	727
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Other
Financial assets at fair value through profit or loss
Fair value	124
Individual amount limit to be included in other related parties	50
Securities lending
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 579	€ 738